UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21987

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

(exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

David T. Buhler

Financial Investors Variable Insurance Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

Item 1. Reports to Stockholders.

ibbotson ETF allocation series

An ALPS Advisors, Inc. Solution

ANNUAL REPORT

December 31, 2011

Conservative ETF Asset Allocation Portfolio

Income and Growth ETF Asset Allocation Portfolio

Balanced ETF Asset Allocation Portfolio

Growth ETF Asset Allocation Portfolio

Aggressive Growth ETF Asset Allocation Portfolio

Annual Report | December 31, 2011

1	Shareholder Letter

5	Fund Expenses

Statement of Investments

	7	Conservative ETF Asset Allocation Portfolio

	8	Income and Growth ETF Asset Allocation Portfolio

	9	Balanced ETF Asset Allocation Portfolio

	10	Growth ETF Asset Allocation Portfolio

	11	Aggressive Growth ETF Asset Allocation Portfolio

12	Statements of Assets and Liabilities

13	Statements of Operations

14	Statements of Changes in Net Assets

24	Financial Highlights

34	Notes to Financial Statements

42	Report of Independent Registered Public Accounting Firm

43	Additional Information

44	Approval of Investment Advisory and Sub-Advisory Agreements

46	Trustees and Officers

48	Results of the Shareholder Meeting

Shareholder Letter
December 31, 2011 (Unaudited)

Dear Shareholder,

Equity markets worldwide were tumultuous during the second half as financing costs rose significantly for the periphery euro-zone countries. In the U.S., concerns were driven by the size of the federal budget deficit and the political infighting that prevented Washington from coming up with any meaningful solution. It didn’t help when Credit Rating Agency, Standard & Poor’s downgraded U.S. debt. Abroad, Greece, a relatively small economy, was at the eye of the storm, but the real worry was that debt problems could result in defaults in Italy, Ireland, Spain or Portugal and could even lead to the demise of the euro. Not even a core euro-zone economy like France was immune to the concerns and like their counterparts in Washington, Europe’s leaders proved ineffectual in dealing with the problem.

The European and Emerging markets were the most negatively impacted by  the crisis, along with commodities, as fears of a global slowdown gripped those markets as well. The beneficiaries of all the fear were the fixed income markets as investors worldwide were seeking a safe refuge, pushing down interest rates. As you can see from the table of selected indices below, the bond index was the only asset class in positive territory during the past six months. Real Estate Investment Trusts (REITs) and U.S. large-cap stocks, as measured by the S&P 500® Index, managed to hold on to earlier gains and were up for the year. European and emerging stock markets both posted double digit losses during 2011.

GENERAL MARKET INDICES PERFORMANCE SUMMARY† | PERIODS ENDING DECEMBER 31, 2011

	Six Months	1 Year	Portfolio Inception (4/30/07)**
S&P 500® Stock Index (1)	-3.69%	2.11%	-1.32%
MSCI U.S. Small Cap 1750 Index (2)	-9.59%	-2.75%	0.59%
Barclays Capital U.S. Aggregate Bond Index (3)	4.98%	7.84%	6.51%
MSCI U.S. REIT Index (4)	-1.47%	8.69%	-2.32%
MSCI EAFE Index (5)	-16.21%	-11.73%	-6.28%
MSCI Emerging Markets Index (6)	-19.01%	-18.17%	1.40%
Thomson Reuters/Jefferies CRB Index (7)	-9.68%	-8.21%	0.49%

(1)

The S&P 500® Stock Index is a value weighted index comprised of 500 large-cap common stocks actively traded in the United States. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(2)

The MSCI U.S. Small Cap 1750 Index represents the universe of small capitalization companies in the U.S. equity market. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(3)

Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, often used to represent investment grade bonds being traded in the United States. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(4)

The MSCI U.S. REIT Index is comprised of REIT securities that are included in the MSCI U.S. Investable Market 2500 Index, with the exception of REITs classified in the Mortgage REITs Sub-Industry, and REITs classified in the Specialized REITs Sub-Industry that do not generate a majority of their revenue and income from real estate rental and related leasing operations. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(5)

The MSCI EAFE Index is a stock market index in which the weight of securities is determined based on their respective market capitalizations. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(6)

The MSCI Emerging Markets Index is a float-adjusted market capitalization index designed to measure equity market performance in the global emerging markets. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(7)

Thomson Reuters/Jefferies CRB Index is a price index comprised of 19 various commodities. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

**	Annualized returns.
†	This table summarizes general market performance and does not necessarily reflect performance of each Portfolio’s benchmark index.

Past performance is no guarantee of future results.

Annual Report | December 31, 2011	1

Shareholder Letter
December 31, 2011 (Unaudited)

IBBOTSON ETF ALLOCATION SERIES PERFORMANCE SUMMARY

Past performance is no guarantee of future results. The illustration below is based on a hypothetical $10,000 investment in each of the respective Portfolios since inception (4/30/07). All results shown assume reinvestments of dividends and capital gains.

Conservative (return of $10,000 based on actual performance)	Income & Growth (return of $10,000 based on actual performance)

Balanced (return of $10,000 based on actual performance)	Growth (return of $10,000 based on actual performance)

Aggressive Growth (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables on pages 2 and 3 do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

2	www.alpsfunds.com

Shareholder Letter
December 31, 2011 (Unaudited)

	Six Months				1 Year
	Fund Return		Fund Benchmarks		Fund Return		Fund Benchmarks
Portfolio	Class I	Class II	Dow Jones*	Blended^	Class I	Class II	Dow Jones*	Blended^
Conservative	0.60%	0.51%	3.05%	3.25%	3.42%	3.14%	6.42%	6.69%
Income and Growth	-1.98%	-2.05%	0.85%	1.51%	1.37%	1.08%	5.07%	5.55%
Balanced	-4.54%	-4.73%	-1.77%	-0.22%	-0.56%	-0.89%	3.32%	4.40%
Growth	-7.76%	-7.79%	-4.42%	-1.96%	-3.50%	-3.68%	1.45%	3.26%
Aggressive Growth	-8.76%	-9.35%	-6.82%	-2.82%	-4.36%	-5.04%	-0.11%	2.68%

	Since Inception (4/30/07)**				Annualized Expense Ratios as Disclosed in Current Prospectus dated 4/30/11†
	Fund Return		Fund Benchmarks		Class I		Class II
Portfolio	Class I	Class II	Dow Jones*	Blended^	Gross	Net	Gross	Net
Conservative	3.62%	3.31%	5.79%	4.94%	0.90%	0.69%	1.15%	0.94%
Income and Growth	2.08%	1.83%	4.05%	3.38%	0.82%	0.69%	1.06%	0.94%
Balanced	0.76%	0.50%	2.71%	1.81%	0.77%	0.70%	1.01%	0.95%
Growth	-0.98%	-1.24%	1.25%	0.25%	0.78%	0.71%	1.02%	0.96%
Aggressive Growth	-2.14%	-2.50%	-0.14%	-0.54%	1.01%	0.72%	1.22%	0.97%

Since each Portfolio does not seek to replicate its respective Dow Jones* or Blended benchmark^, performance results between the Portfolio and either benchmark can differ.

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

*

Dow Jones Benchmark: (a) The Dow Jones Conservative U.S. Portfolio Index consists of 20% equities and 80% fixed income for the Conservative Portfolio. (b) The Dow Jones Moderately Conservative U.S. Portfolio Index consists of 40% equities and 60% fixed income for the Income & Growth Portfolio. (c) The Dow Jones Moderate U.S. Portfolio Index consists of 60% equities and 40% fixed income for the Balanced Portfolio. (d) The Dow Jones Moderately Aggressive U.S. Portfolio Index consists of 80% equities and 20% fixed income for the Growth Portfolio. (e) The Dow Jones Aggressive U.S. Portfolio Index consists of 100% equities for the Aggressive Growth Portfolio. The Dow Jones Relative Risk Indexes measure the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk. The indexes are designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index. The Dow Jones Indexes reflect the reinvestment of dividends.

^

Blended Benchmark: (f) Blended benchmark of 20% S&P 500® Index/80% Barclays Capital U.S. Aggregate Bond Index for the Conservative Portfolio, (g) 40% S&P 500® Index/60% Barclays Capital U.S. Aggregate Bond Index for the Income & Growth Portfolio, (h) 60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Bond Index for the Balanced Portfolio, (i) 80% S&P 500® Index/20% Barclays Capital U.S. Aggregate Bond Index for the Growth Portfolio, and (j) 90% S&P 500® Index/10% Barclays Capital U.S. Aggregate Bond Index for the Aggressive Growth Portfolio. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index. The S&P 500® and the Barclays Capital Indexes reflect the reinvestment of dividends.

**	Annualized returns.

†

Also see Notes to Financial Statements (Note 5) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of December 31, 2011. Note the net expense ratios above, as shown in the current Prospectus, include estimated Acquired Fund Fees, which are not incurred in the expense ratios stated throughout the rest of this report.

The Adviser and Subadviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that net expense ratios, excluding acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses, do not exceed a maximum of either 0.53% of Class I shares average daily net assets through April 29, 2014 or 0.78% of Class II shares average daily net assets through April 29, 2014. This means that acquired fund fees and expenses and extraordinary expenses may cause the Portfolio’s gross expense ratios shown above to exceed the maximum amounts of 0.53% for Class I and 0.78% for Class II agreed to by the Adviser and Subadviser.

Annual Report | December 31, 2011	3

Shareholder Letter
December 31, 2011 (Unaudited)

Ibbotson Associates, Inc. (“Ibbotson”) utilizes asset allocation models they have developed to allocate each Portfolio’s assets among the underlying ETFs. First, Ibbotson seeks to develop an optimal long-term strategic asset allocation model for each Portfolio using different asset classes. Ibbotson uses a process called mean variance optimization (“MVO”) as a primary tool to develop the strategic asset class allocations. Using expected returns, standard deviations and correlations of the different asset classes, MVO seeks to identify a combination of asset classes that is expected to maximize return for a given level of risk or minimize risk for a given level of return. Next, Ibbotson applies its dynamic asset allocation process. Dynamic asset allocation is the process of making short-term deviations from the strategic ETF Asset Allocation Portfolio based on the market outlook to attempt to add value by capitalizing on market and other systemic trends. The goal of dynamic asset allocation overlay is to enhance the Portfolios’ overall risk and return characteristics by dynamically deviating from the long-term strategic asset allocation positions.

IBBOTSON ETF ALLOCATION SERIES INVESTMENT ALLOCATION SUMMARY

The table below shows there were some changes in the strategic allocations provided by Ibbotson’s proprietary asset allocation methodology for the six months ended December 31, 2011. Portfolio holdings are influenced by the strategic allocations, but actual investment percentages in each category may vary from time to time. See each Portfolio’s Statement of Investments on the following pages for actual holdings allocations as of December 31, 2011.

Asset Classes

	Conservative as of		Income & Growth as of		Balanced as of		Growth as of		Aggressive Growth as of
	6/30/11	12/31/11	6/30/11	12/31/11	6/30/11	12/31/11	6/30/11	12/31/11	6/30/11	12/31/11
Large-Cap Stocks	10.0%	10.0%	17.0%	17.0%	21.0%	22.0%	25.5%	26.2%	26.0%	27.0%
Mid-Cap Stocks	3.0%	3.0%	6.0%	6.0%	10.0%	9.5%	14.0%	13.5%	16.0%	15.0%
Small-Cap Stocks	0.0%	0.0%	3.0%	2.5%	7.0%	5.5%	10.0%	8.0%	12.0%	9.5%
Real Estate (REITs)	0.0%	0.0%	0.0%	0.0%	2.0%	2.0%	2.5%	2.5%	3.0%	3.0%
International Stocks	5.0%	5.0%	11.0%	10.5%	17.0%	16.0%	24.0%	22.8%	28.0%	26.5%
Commodities	2.0%	2.0%	3.0%	3.0%	3.0%	3.0%	4.0%	4.0%	5.0%	5.0%
Bonds	73.0%	73.0%	55.0%	56.0%	38.0%	40.0%	20.0%	23.0%	10.0%	14.0%
Cash Equivalents	7.0%	7.0%	5.0%	5.0%	2.0%	2.0%	0.0%	0.0%	0.0%	0.0%

The performance tables on the previous page indicate that the Portfolios underperformed the benchmarks during the second half of 2011. It’s important to note that the Dow Jones U.S. Series and the blended benchmarks do not include International, Commodity, or Real Estate Investment Trusts (“REITs”), exposures on the equity side and Short-term Bonds and Treasury Inflation-Protected Securities (“TIPS”), on the Fixed Income side. International Stocks and commodities were particularly weak as previously mentioned, as were small and mid-cap stocks. So, when those asset classes are significant contributors or detractors to performance, relative performance will be positively or negatively impacted in comparison for the Portfolios with those exposures.

On behalf of ALPS Advisors, Inc. and the Sub-Advisor, Ibbotson Associates, Inc., we thank you for choosing the Ibbotson ETF Allocation Series.

Sincerely,

Tom Carter

President

Each Portfolio allocates investments among multiple ETF asset classes including: U.S. equity, fixed income, commodities, real estate and international ETFs. Asset allocation does not assure a profit or protect against down markets. Equity securities are subject to investment risk, including possible loss of principal amount invested. The stocks of smaller companies are subject to above-average market-price fluctuations. There are specific risks associated with international investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices and rapid changes in political and economic conditions. Real estate investments are subject to specific risks, such as risks related to general and local economic conditions and risks related to individual properties. Fixed income securities are subject to interest rate risk, prepayment risk and market risk. Commodity trading is highly speculative and involves a high degree of risk.

The Ibbotson ETF Allocation Series Portfolios are not Exchange Traded Funds (ETFs), instead they consist of five risk-based asset allocation portfolios that invest in underlying ETFs, which are typically open-end investment companies or unit investment trusts.

Tom Carter is a Registered Representative of ALPS Distributors, Inc.

4	www.alpsfunds.com

Fund Expenses
December 31, 2011 (Unaudited)

As a shareholder of the Portfolios listed on the following page, you incur only one of two potential types of costs. You incur no transaction costs, which include sales charges and redemption fees. However, you do incur ongoing costs, including management fees, distribution and service (12b-1) fees and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on July 1, 2011 and held until December 31, 2011.

Actual Expenses. The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Portfolio costs only. See “Note on Fees” on the following page below the table.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Net Expense Ratio(1)	Expense Paid During Period 7/1/11 - 12/31/11(2)
Ibbotson Conservative ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,006.00	0.53%	$2.68
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.53	0.53%	$2.70
Class II
Actual Fund Return	$1,000.00	$1,005.10	0.78%	$3.94
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.27	0.78%	$3.97
Ibbotson Income and Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$980.20	0.53%	$2.65
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.53	0.53%	$2.70
Class II
Actual Fund Return	$1,000.00	$979.50	0.78%	$3.89
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.27	0.78%	$3.97
Ibbotson Balanced ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$954.60	0.53%	$2.61
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.53	0.53%	$2.70
Class II
Actual Fund Return	$1,000.00	$952.70	0.78%	$3.84
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.27	0.78%	$3.97

Annual Report | December 31, 2011	5

Fund Expenses
December 31, 2011 (Unaudited)

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Net Expense Ratio(1)	Expense Paid During Period 7/1/11 - 12/31/11(2)
Ibbotson Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$922.40	0.53%	$2.57
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.53	0.53%	$2.70
Class II
Actual Fund Return	$1,000.00	$922.10	0.78%	$3.78
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.27	0.78%	$3.97
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$907.60	0.53%	$2.55
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.53	0.53%	$2.70
Class II
Actual Fund Return	$1,000.00	$906.50	0.78%	$3.75
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.27	0.78%	$3.97

(1)	Annualized based on the Portfolios’ expenses from July 1, 2011 through December 31, 2011.
(2)

Expenses are equal to the Portfolios’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), then divided by 365.

NOTE ON FEES

If you are an owner of variable annuity contracts or variable life insurance policies (“Contracts”), you may also incur fees associated with the Contract you purchase, such as transaction costs including sales charges and redemption fees, which are not reflected in the table and example above. Additional information about the cost of investing in a Portfolio is presented in the prospectus for your Contract through which the Portfolios’ shares are offered to you.

6	www.alpsfunds.com

Statement of Investments Conservative ETF Asset Allocation Portfolio
As of December 31, 2011

	Shares	Value
Exchange Traded Funds - 90.68%
iShares - 24.96%
Barclays TIPS Bond Fund	30,544	$3,564,180
S&P 500® Index Fund	23,917	3,012,585
S&P MidCap 400® Index Fund	10,305	902,821

Total iShares		7,479,586

Other - 65.72%
SPDR® Barclays Capital High Yield Bond ETF	46,585	1,791,193
Vanguard MSCI EAFE ETF	49,630	1,520,167
Vanguard Short-Term Bond ETF	103,152	8,338,808
Vanguard Total Bond Market ETF	96,258	8,041,393

Total Other		19,691,561

Total Exchange Traded Funds (Cost $26,721,921)		27,171,147

Exchange Traded Notes - 2.02%
Diversified - 2.02%
iPATH® Dow Jones-UBS Commodity Index Total Return ETN, due 6/12/36(1)	14,318	604,792

Total Exchange Traded Notes (Cost $620,187)		604,792

	7-Day Yield	Shares	Value
Short-Term Investments - 7.73%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.115%	2,317,654	$2,317,654

Total Short-Term Investments (Cost $2,317,654)			2,317,654

Total Investments - 100.43% (Total cost $29,659,762)			30,093,593

Liabilities in Excess of Other Assets - (0.43)%			(129,245)

Net Assets - 100.00%			$29,964,348

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total Portfolio value (Unaudited)

* Cash position shown includes all amounts related to pending purchases and sales of investment securities as of December 31, 2011.

#      Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested.

See Notes to Financial Statements.

Annual Report | December 31, 2011	7

Statement of Investments Income and Growth ETF Asset Allocation Portfolio
As of December 31, 2011

	Shares	Value
Exchange Traded Funds - 92.01%
iShares - 34.04%
Barclays TIPS Bond Fund	73,783	$8,609,738
MSCI EAFE Small Cap Index Fund	56,075	1,949,167
S&P 500® Index Fund	129,978	16,372,029
S&P MidCap 400® Index Fund	66,460	5,822,561

Total iShares		32,753,495

Other - 57.97%
SPDR® Barclays Capital High Yield Bond ETF	125,035	4,807,596
Vanguard MSCI EAFE ETF	207,585	6,358,329
Vanguard MSCI Emerging Markets ETF	50,701	1,937,285
Vanguard Short-Term Bond ETF	225,274	18,211,150
Vanguard Small-Cap ETF	34,620	2,411,975
Vanguard Total Bond Market ETF	264,098	22,062,747

Total Other		55,789,082

Total Exchange Traded Funds (Cost $88,775,871)		88,542,577

Exchange Traded Notes - 3.02%
Diversified - 3.02%
iPATH® Dow Jones-UBS Commodity Index Total Return ETN, due 6/12/36(1)	68,808	2,906,450

Total Exchange Traded Notes (Cost $2,970,707)		2,906,450

	7-Day Yield	Shares	Value
Short-Term Investments - 5.89%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.115%	5,670,773	$5,670,773

Total Short-Term Investments (Cost $5,670,773)			5,670,773

Total Investments - 100.92% (Total cost $97,417,351)			97,119,800

Liabilities in Excess of Other Assets - (0.92)%			(884,812)

Net Assets - 100.00%			$96,234,988

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total Portfolio value (Unaudited)

*      Cash position shown includes all amounts related to pending purchases and sales of investment securities as of December 31, 2011. Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management.

#      These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested.

See Notes to Financial Statements.

8	www.alpsfunds.com

Statement of Investments Balanced ETF Asset Allocation Portfolio
As of December 31, 2011

	Shares	Value
Exchange Traded Funds - 94.92%
iShares - 39.24%
Barclays TIPS Bond Fund	65,606	$7,655,564
MSCI EAFE Small Cap Index Fund	123,405	4,289,558
S&P 500® Index Fund	269,216	33,910,447
S&P MidCap 400® Index Fund	169,030	14,808,718

Total iShares		60,664,287

Other - 55.68%
SPDR® Barclays Capital High Yield Bond ETF	160,095	6,155,653
Vanguard MSCI EAFE ETF	485,585	14,873,469
Vanguard MSCI Emerging Markets ETF	152,154	5,813,804
Vanguard REIT ETF	54,248	3,146,384
Vanguard Short-Term Bond ETF	189,765	15,340,603
Vanguard Small-Cap ETF	121,908	8,493,330
Vanguard Total Bond Market ETF	385,941	32,241,511

Total Other		86,064,754

Total Exchange Traded Funds (Cost $149,293,768)		146,729,041

Exchange Traded Notes - 2.99%
Diversified - 2.99%
iPATH® Dow Jones-UBS Commodity Index Total Return ETN, due 6/12/36(1)	109,158	4,610,834

Total Exchange Traded Notes (Cost $4,773,078)		4,610,834

	7-Day Yield	Shares	Value
Short-Term Investments - 2.90%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.115%	4,486,238	$4,486,238

Total Short - Term Investments (Cost $4,486,238)			4,486,238

Total Investments - 100.81% (Total cost $158,553,084)			155,826,113

Liabilities in Excess of Other Assets - (0.81)%			(1,244,868)

Net Assets - 100.00%			$154,581,245

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total Portfolio value (Unaudited)

*      Cash position shown includes all amounts related to pending purchases and sales of investment securities as of December 31, 2011.

#      Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested.

See Notes to Financial Statements.

Annual Report | December 31, 2011	9

Statement of Investments Growth ETF Asset Allocation Portfolio
As of December 31, 2011

	Shares	Value
Exchange Traded Funds - 96.19%
iShares - 43.67%
MSCI EAFE Small Cap Index Fund	145,440	$5,055,494
S&P 500® Index Fund	280,152	35,287,946
S&P MidCap 400® Index Fund	206,160	18,061,678

Total iShares		58,405,118

Other - 52.52%
Vanguard MSCI EAFE ETF	585,350	17,929,271
Vanguard MSCI Emerging Markets ETF	201,644	7,704,817
Vanguard REIT ETF	59,082	3,426,756
Vanguard Short-Term Bond ETF	164,008	13,258,407
Vanguard Small-Cap ETF	153,251	10,676,997
Vanguard Total Bond Market ETF	206,491	17,250,258

Total Other		70,246,506

Total Exchange Traded Funds (Cost $133,063,151)		128,651,624

Exchange Traded Notes - 4.00%
Diversified - 4.00%
iPATH® Dow Jones-UBS Commodity Index Total Return ETN, due 6/12/36(1)	126,549	5,345,430

Total Exchange Traded Notes (Cost $5,427,077)		5,345,430

	7-Day Yield	Shares	Value
Short-Term Investments - 1.17%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.115%	1,568,550	$1,568,550

Total Short-Term Investments (Cost $1,568,550)			1,568,550

Total Investments - 101.36% (Total cost $140,058,778)			135,565,604

Liabilities in Excess of Other Assets - (1.36)%			(1,824,947)

Net Assets - 100.00%			$133,740,657

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total Portfolio value (Unaudited)

#      Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested.

See Notes to Financial Statements.

10	www.alpsfunds.com

Statement of Investments Aggressive Growth ETF Asset Allocation Portfolio
As of December 31, 2011

	Shares	Value
Exchange Traded Funds - 95.11%
iShares - 46.64%
MSCI EAFE Small Cap Index Fund	58,535	$2,034,677
S&P 500® Index Fund	90,676	11,421,549
S&P MidCap 400® Index Fund	72,620	6,362,238

Total iShares		19,818,464

Other - 48.47%
Vanguard MSCI EAFE ETF	210,545	6,448,993
Vanguard MSCI Emerging Markets ETF	75,212	2,873,851
Vanguard REIT ETF	22,484	1,304,072
Vanguard Short-Term Bond ETF	20,855	1,685,918
Vanguard Small-Cap ETF	57,823	4,028,528
Vanguard Total Bond Market ETF	50,906	4,252,687

Total Other		20,594,049

Total Exchange Traded Funds (Cost $42,502,775)		40,412,513

Exchange Traded Notes - 4.98%
Diversified - 4.98%
iPATH® Dow Jones-UBS Commodity Index Total Return ETN, due 6/12/36(1)	50,099	2,116,182

Total Exchange Traded Notes (Cost $2,153,454)		2,116,182

	7-Day Yield	Shares	Value
Short-Term Investments - 0.99%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.115%	419,941	$419,941

Total Short-Term Investments (Cost $419,941)			419,941

Total Investments - 101.08% (Total cost $45,076,170)			42,948,636

Liabilities in Excess of Other Assets - (1.08)%			(458,597)

Net Assets - 100.00%			$42,490,039

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total Portfolio value (Unaudited)

#      Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested.

See Notes to Financial Statements.

Annual Report | December 31, 2011	11

Statements of Assets and Liabilities
As of December 31, 2011

PRICING OF SHARES:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
ASSETS:

Investments, at value (Investments, at Cost, see below)	$30,093,593	$97,119,800	$155,826,113	$135,565,604	$42,948,636
Cash	24,105	63,548	91,152	48,149	11,850
Receivable for investments sold	37,486	8,437	112,709	–	16,824
Receivable for shares sold	125,388	69,361	235,610	63,525	20,672
Interest and dividends receivable	22,378	60,122	76,624	25	13
Prepaid Assets	457	1,954	3,103	3,052	1,067
Total Assets	30,303,407	97,323,222	156,345,311	135,680,355	42,999,062

LIABILITIES:

Payable for investments purchased	294,476	948,512	1,612,643	1,621,851	450,346
Payable for shares redeemed	3,158	37,596	11,227	197,965	4,736
Payable to advisor	8,529	36,485	59,332	48,551	14,154
Payable for 12b-1 fees Class II	5,691	19,735	30,651	22,639	7,059
Accrued expenses and other liabilities	27,205	45,906	50,213	48,692	32,728
Total Liabilities	339,059	1,088,234	1,764,066	1,939,698	509,023
Net Assets	$29,964,348	$96,234,988	$154,581,245	$133,740,657	$42,490,039

NET ASSETS CONSIST OF:

Paid-in capital	$28,443,094	$92,040,592	$148,321,233	$128,991,829	$44,338,367
Accumulated net investment income	521,811	1,733,603	2,805,101	2,052,059	620,455
Accumulated net realized gain/(loss) on investments	565,612	2,758,344	6,181,882	7,189,943	(341,249)
Net unrealized appreciation/(depreciation) on investments	433,831	(297,551)	(2,726,971)	(4,493,174)	(2,127,534)
Net Assets	$29,964,348	$96,234,988	$154,581,245	$133,740,657	$42,490,039

Investments, at Cost	$29,659,762	$97,417,351	$158,553,084	$140,058,778	$45,076,170

Class I:
Net Assets	$2,504,073	$2,185,813	$8,406,238	$26,531,363	$8,936,529
Shares of beneficial interest outstanding	226,934	216,221	863,402	2,892,804	1,021,676
Net assets value, offering and redemption price per share	$11.03	$10.11	$9.74	$9.17	$8.75

Class II:
Net Assets	$27,460,275	$94,049,175	$146,175,007	$107,209,294	$33,553,510
Shares of beneficial interest outstanding	$2,495,783	8,969,325	14,897,118	11,824,657	3,857,895
Net assets value, offering and redemption price per share	$11.00	$10.49	$9.81	$9.07	$8.70

See Notes to Financial Statements

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Statements of Operations
For the Year Ended December 31, 2011

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
INVESTMENT INCOME:

Interest	$1,968	$4,892	$3,499	$240	$116
Dividends	702,429	2,393,354	3,907,798	3,014,864	912,873
Total Investment Income	704,397	2,398,246	3,911,297	3,015,104	912,989

EXPENSES:

Investment advisor fee	110,923	393,627	661,369	602,054	184,114
12b-1 fees - Class II	55,509	213,874	348,471	275,165	82,388
Custodian fees	12,071	14,013	20,184	21,234	12,383
Legal fees	1,039	5,722	8,414	7,506	2,816
Audit fees	17,553	16,977	16,961	16,942	16,967
Trustees’ fees and expenses	3,263	11,673	19,523	17,935	5,489
Report to shareholder fees	2,722	10,766	17,770	16,875	6,285
Other expenses	7,854	26,377	35,629	33,843	15,318
Total expenses before waiver	210,934	693,029	1,128,321	991,554	325,760
Less fees waived/reimbursed by investment advisor and sub-advisor
Class I	(2,887)	(618)	(1,168)	(5,028)	(6,445)
Class II	(25,462)	(27,772)	(20,957)	(23,480)	(26,783)
Total Net Expenses	182,585	664,639	1,106,196	963,046	292,532
Net Investment Income	521,812	1,733,607	2,805,101	2,052,058	620,457

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:

Net realized gain on investments	731,706	3,553,069	12,031,682	14,134,204	2,810,382
Net change in unrealized depreciation on investments	(496,551)	(4,706,993)	(17,852,680)	(21,925,152)	(5,564,062)
Net Realized and Unrealized Gain/(Loss) on Investments	235,155	(1,153,924)	(5,820,998)	(7,790,948)	(2,753,680)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$756,967	$579,683	$(3,015,897)	$(5,738,890)	$(2,133,223)

See Notes to Financial Statements.

Annual Report | December 31, 2011	13

Statements of Changes in Net Assets Conservative ETF Asset Allocation Portfolio

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010

OPERATIONS:

Net investment income	$521,812	$368,965
Net realized gain on investments	731,706	885,891
Net change in unrealized appreciation/(depreciation) on investments	(496,551)	18,624
Net Increase in net assets resulting from operations	756,967	1,273,480

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	(35,835)	(28,807)
Class II	(332,567)	(231,765)
From net realized gain on investments
Class I	(60,733)	(1,779)
Class II	(647,363)	(15,420)
Total distributions	(1,076,498)	(277,771)

SHARE TRANSACTIONS:

Class I
Proceeds from sale of shares	896,992	1,265,397
Issued to shareholders in reinvestment of distributions	96,568	30,587
Cost of shares redeemed	(789,672)	(572,588)
Net increase from share transactions	203,888	723,396
Class II
Proceeds from sale of shares	12,047,859	8,516,668
Issued to shareholders in reinvestment of distributions	979,930	247,183
Cost of shares redeemed	(4,749,857)	(4,925,803)
Net increase from share transactions	8,277,932	3,838,048

Net increase in net assets	8,162,289	5,557,153

NET ASSETS:

Beginning of year	21,802,059	16,244,906
End of year*	$29,964,348	$21,802,059

*Includes accumulated net investment income of:	$521,811	$368,963

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Statements of Changes in Net Assets
Conservative ETF Asset Allocation Portfolio

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010

OTHER INFORMATION - SHARES:

Class I
Sold	79,577	116,039
Reinvested	8,811	2,776
Redeemed	(70,050)	(52,613)
Net increase in shares outstanding	18,338	66,202

Class II
Sold	1,067,742	791,289
Reinvested	89,655	22,471
Redeemed	(422,377)	(452,544)
Net increase in shares outstanding	735,020	361,216

See Notes to Financial Statements.

Annual Report | December 31, 2011	15

Statements of Changes in Net Assets
Income and Growth ETF Asset Allocation Portfolio

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010

OPERATIONS:

Net investment income	$1,733,607	$815,620
Net realized gain on investments	3,553,069	1,787,184
Net change in unrealized appreciation/(depreciation) on investments	(4,706,993)	681,600
Net Increase in net assets resulting from operations	579,683	3,284,404

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	(22,025)	(9,558)
Class II	(796,066)	(360,353)
From net realized gain on investments
Class I	(35,581)	–
Class II	(1,492,142)	–
Total distributions	(2,345,814)	(369,911)

SHARE TRANSACTIONS:

Class I
Proceeds from sale of shares	789,721	1,099,881
Issued to shareholders in reinvestment of distributions	57,606	9,558
Cost of shares redeemed	(331,898)	(304,762)
Net increase from share transactions	515,429	804,677
Class II
Proceeds from sale of shares	25,050,866	14,658,414
Issued to shareholders in reinvestment of distributions	2,288,208	360,353
Cost of shares redeemed	(17,269,209)	(5,292,404)
Acquisition (Note 6)	9,228,076	40,370,791
Net increase from share transactions	19,297,941	50,097,154

Net increase in net assets	18,047,239	53,816,324

NET ASSETS:

Beginning of year	78,187,749	24,371,425
End of year*	$96,234,988	$78,187,749

*Includes accumulated net investment income of:	$1,733,603	$819,352

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Statements of Changes in Net Assets
Income and Growth ETF Asset Allocation Portfolio

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010

OTHER INFORMATION -SHARES:

Class I
Sold	76,627	113,723
Reinvested	5,772	941
Redeemed	(32,015)	(30,859)
Net increase in shares outstanding	50,384	83,805

Class II
Sold	2,336,419	1,450,300
Reinvested	221,083	34,157
Redeemed	(1,606,831)	(528,066)
Acquisition (Note 6)	829,112	3,831,359
Net increase in shares outstanding	1,779,783	4,787,750

See Notes to Financial Statements.

Annual Report | December 31, 2011	17

Statements of Changes in Net Assets Balanced ETF Asset Allocation Portfolio

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010

OPERATIONS:

Net investment income	$2,805,101	$1,561,450
Net realized gain on investments	12,031,682	3,294,327
Net change in unrealized appreciation/(depreciation) on investments	(17,852,680)	4,242,063
Net Increase/(Decrease) in net assets resulting from operations	(3,015,897)	9,097,840

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	(97,020)	(44,635)
Class II	(1,478,296)	(737,150)
From net realized gain on investments
Class I	(135,242)	–
Class II	(2,325,932)	–
Total distributions	(4,036,490)	(781,785)

SHARE TRANSACTIONS:

Class I
Proceeds from sale of shares	5,138,073	3,691,191
Issued to shareholders in reinvestment of distributions	232,262	44,635
Cost of shares redeemed	(2,933,501)	(1,381,490)
Net increase from share transactions	2,436,834	2,354,336
Class II
Proceeds from sale of shares	33,331,474	26,374,201
Issued to shareholders in reinvestment of distributions	3,804,229	737,150
Cost of shares redeemed	(25,160,083)	(6,381,481)
Acquisition (Note 6)	24,754,163	35,677,199
Net increase from share transactions	36,729,783	56,407,069

Net increase in net assets	32,114,230	67,077,460

NET ASSETS:

Beginning of year	122,467,015	55,389,555
End of year*	$154,581,245	$122,467,015

*Includes accumulated net investment income of:	$2,805,101	$1,578,283

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Statements of Changes in Net Assets Balanced ETF Asset Allocation Portfolio

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010

OTHER INFORMATION - SHARES:

Class I
Sold	502,324	397,400
Reinvested	24,295	4,481
Redeemed	(284,934)	(150,895)
Net increase in shares outstanding	241,685	250,986

Class II
Sold	3,257,966	2,781,065
Reinvested	395,039	73,348
Redeemed	(2,470,054)	(673,495)
Acquisition (Note 6)	2,291,100	3,570,965
Net increase in shares outstanding	3,474,051	5,751,883

See Notes to Financial Statements.

Annual Report | December 31, 2011	19

Statements of Changes in Net Assets Growth ETF Asset Allocation Portfolio

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010

OPERATIONS:

Net investment income	$2,052,058	$1,585,292
Net realized gain on investments	14,134,204	1,544,944
Net change in unrealized appreciation/(depreciation) on investments	(21,925,152)	8,092,330
Net Increase/(Decrease) in net assets resulting from operations	(5,738,890)	11,222,566

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	(343,264)	(141,352)
Class II	(1,268,040)	(652,948)
From net realized gain on investments		–
Class I	(307,505)	–
Class II	(1,271,217)	–
Total distributions	(3,190,026)	(794,300)

SHARE TRANSACTIONS:

Class I
Proceeds from sale of shares	8,740,982	7,939,851
Issued to shareholders in reinvestment of distributions	650,769	141,352
Cost of shares redeemed	(1,772,252)	(688,150)
Net increase from share transactions	7,619,499	7,393,053
Class II
Proceeds from sale of shares	21,104,325	18,388,785
Issued to shareholders in reinvestment of distributions	2,539,257	652,948
Cost of shares redeemed	(23,333,169)	(7,635,112)
Acquisition (Note 6)	10,715,840	35,570,607
Net increase from share transactions	11,026,253	46,977,228

Net increase in net assets	9,716,836	64,798,547

NET ASSETS:

Beginning of year	124,023,821	59,225,274
End of year*	$133,740,657	$124,023,821

*Includes accumulated net investment income of:	$2,052,058	$1,615,390

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Statements of Changes in Net Assets Growth ETF Asset Allocation Portfolio

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010

OTHER INFORMATION - SHARES:

Class I
Sold	899,786	885,197
Reinvested	72,630	14,724
Redeemed	(179,991)	(77,826)
Net increase in shares outstanding	792,425	822,095

Class II
Sold	2,188,539	2,089,391
Reinvested	286,598	68,731
Redeemed	(2,414,066)	(875,530)
Acquisition (Note 6)	1,031,395	3,793,301
Net increase in shares outstanding	1,092,466	5,075,893

See Notes to Financial Statements.

Annual Report | December 31, 2011	21

Statements of Changes in Net Assets Aggressive Growth ETF Asset Allocation Portfolio

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010

OPERATIONS:

Net investment income	$620,457	$446,424
Net realized gain on investments	2,810,382	1,422,044
Net change in unrealized appreciation/(depreciation) on investments	(5,564,062)	945,687
Net Increase/(Decrease) in net assets resulting from operations	(2,133,223)	2,814,155

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	(105,025)	(28,298)
Class II	(345,644)	(86,652)
Total distributions	(450,669)	(114,950)

SHARE TRANSACTIONS:

Class I
Proceeds from sale of shares	3,725,741	3,214,832
Issued to shareholders in reinvestment of distributions	105,025	28,297
Cost of shares redeemed	(1,089,076)	(745,201)
Net increase from share transactions	2,741,690	2,497,928
Class II
Proceeds from sale of shares	8,931,736	4,484,617
Issued to shareholders in reinvestment of distributions	345,644	86,653
Cost of shares redeemed	(5,939,524)	(1,639,901)
Acquisition (Note 6)	–	21,579,911
Net increase from share transactions	3,337,856	24,511,280

Net increase in net assets	3,495,654	29,708,413

NET ASSETS:

Beginning of year	38,994,385	9,285,972
End of year*	$42,490,039	$38,994,385

*Includes accumulated net investment income of:	$620,455	$451,473

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Statements of Changes in Net Assets Aggressive Growth ETF Asset Allocation Portfolio

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010

OTHER INFORMATION - SHARES:

Class I
Sold	402,662	384,730
Reinvested	12,327	3,096
Redeemed	(118,086)	(91,045)
Net increase in shares outstanding	296,903	296,781

Class II
Sold	975,566	528,316
Reinvested	40,760	9,522
Redeemed	(641,587)	(197,903)
Acquisition (Note 6)	–	2,420,330
Net increase in shares outstanding	374,739	2,760,265

See Notes to Financial Statements.

Annual Report | December 31, 2011	23

Financial Highlights Conservative ETF Asset Allocation Portfolio – Class I

The financial highlights stable is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE
Net asset value - beginning of period	$11.09	$10.54	$9.79	$10.46	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.26 (1)	0.23 (1)	0.26 (1)	0.37 (1)	0.28
Net realized and unrealized gain/(loss) on investments	0.11	0.47	0.56	(0.96)	0.18
Total income/(loss) from investment operations	0.37	0.70	0. 82	(0.59)	0.46

DISTRIBUTIONS TO COMMON SHAREHOLDERS:

From net investment income after reimbursements	(0.16)	(0.14)	(0.06)	(0.08)	–
From net realized gain	(0.27)	(0.01)	(0.01)	(0.00) (2)	–
Total distributions	(0.43)	(0.15)	(0.07)	(0.08)	–
Net increase/(decrease) in net asset value	(0.06)	0. 55	0. 75	(0. 67)	0. 46
Net asset value - end of period	$11.03	$11.09	$10.54	$9.79	$10.46

Total Return*	3.42%	6.67%	8.35%	(5.58)%	4.60	%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$2,504	$2,314	$1,501	$479	$26
Ratios to average net assets:
Total expenses before reimbursements	0.63%	0.74%	0.95%	2.23%	110.32	%(4)
Net expenses after reimbursements	0.51%	0.48%	0.48%	0.48%	0.48	%(4)
Net investment income after reimbursements	2.31%	2.12%	2.63%	3.71%	4.08	%(4)
Portfolio turnover rate	39%	34%	31%	129%	36	%(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method. (2) Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

24	www.alpsfunds.com

Financial Highlights Conservative ETF Asset Allocation Portfolio – Class II

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio ( assuming reinvestment of all dividends and distributions).

	Class II
	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.07	$10.53	$9.81	$10.43	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.24 (1)	0.20 (1)	0.24 (1)	0.35 (1)	0.10
Net realized and unrealized gain/(loss) on investments	0.10	0.48	0.55	(0.97)	0.33
Total income/(loss) from investment operations	0.34	0.68	0.79	(0.62)	0.43

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	(0.14)	(0.13)	(0.06)	–	–
From net realized gain	(0.27)	(0.01)	(0.01)	(0.00) (2)	–
Total distributions	(0.41)	(0.14)	(0.07)	(0.00) (2)	–
Net increase/(decrease) in net asset value	(0.07)	0.54	0.72	(0.62)	0.43
Net asset value - end of period	$11.00	$11.07	$10.53	$9.81	$10.43

Total Return*	3.14%	6.48%	8.06%	(5.93)%	4.30	%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$27,460	$19,488	$14,744	$4,386	$346
Ratios to average net assets:
Total expenses before reimbursements	0.88%	0.99%	1.20%	2.50%	39.42	%(4)
Net expenses after reimbursements	0.77%	0.73%	0.73%	0.73%	0.73	%(4)
Net investment income after reimbursements	2.10%	1.88%	2.39%	3.50%	5.36	%(4)
Portfolio turnover rate	39%	34%	31%	129%	36	%(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Annual Report | December 31, 2011	25

Financial Highlights Income and Growth ETF Asset Allocation Portfolio – Class I

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.25	$9.46	$8.41	$10.30	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.23 (1)	0.22 (1)	0.23 (1)	0.32 (1)	0.11
Net realized and unrealized gain/(loss) on investments	(0.09)	0.63	0.93	(1.87)	0.19
Total income/(loss) from investment operations	0.14	0.85	1.16	(1.55)	0.30

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	(0.11)	(0.06)	(0.10)	(0.34)	–
From net realized gain	(0.17)	–	(0.01)	(0.00) (2)	–
Total distributions	(0.28)	(0.06)	(0.11)	(0.34)	–
Net increase/(decrease) in net asset value	(0.14)	0.79	1.05	(1.89)	0.30
Net asset value - end of period	$10.11	$10.25	$9.46	$8.41	$10.30

Total Return*	1.37%	9.04%	13.72%	(14.95)%	3.00	%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$2,186	$1,701	$776	$303	$232
Ratios to average net assets:
Total expenses before reimbursements	0.55%	0.66%	0.82%	2.11%	41.30	%(4)
Net expenses after reimbursements	0.51%	0.48%	0.48%	0 .48%	0.48	%(4)
Net investment income after reimbursements	2.25%	2.22%	2.59%	3.32%	5.58	%(4)
Portfolio turnover rate	45%	31%	28%	55%	8	%(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

26	www.alpsfunds.com

Financial Highlights
Income and Growth ETF Asset Allocation Portfolio – Class II

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.64	$9.82	$8.73	$10.29	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.21 (1)	0.24 (1)	0.21 (1)	0. 31 (1)	0.08
Net realized and unrealized gain/(loss) on investments	(0.10)	0.63	0.95	(1.87)	0.21
Total income/(loss) from investment operations	0.11	0. 87	1.16	(1. 56)	0.29

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	(0.09)	(0.05)	(0.06)	–	–
From net realized gain	(0.17)	–	(0.01)	(0.00) (2)	–
Total distributions	(0.26)	(0.05)	(0.07)	(0.00) (2)	–
Net increase/(decrease) in net asset value	(0.15)	0.82	1.09	(1.56)	0.29
Net asset value - end of period	$10. 49	$10. 64	$9. 82	$8. 73	$10.29

Total Return*	1.08%	8.88%	13.30%	(15.16)%	2.90	%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$94,049	$76,487	$23,595	$7,788	$1,021
Ratios to average net assets:
Total expenses before reimbursements	0.80%	0.90%	1.06%	1.83%	26.00	%(4)
Net expenses after reimbursements	0.77%	0.73%	0.73%	0.73%	0.73	%(4)
Net investment income after reimbursements	1.98%	2.39%	2.33%	3.32%	6.66	%(4)
Portfolio turnover rate	45%	31%	28%	55%	8	%(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Annual Report | December 31, 2011	27

Financial Highlights
Balanced ETF Asset Allocation Portfolio – Class I

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008		For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.08	$9.08	$7.65	$10.21		$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:

Net investment income after reimbursements	0.22 (1)	0.21 (1)	0.20 (1)	0.29	(1)	0.16
Net realized and unrealized gain/(loss) on investments	(0.28)	0.86	1.31	(2.73)		0.05
Total income/(loss) from investment operations	(0.06)	1.07	1.51	(2.44)		0.21

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	(0.12)	(0.07)	(0.07)	(0.12)		–
From net realized gain	(0.16)	–	(0.01)	(0.00	)(2)	–
Total distributions	(0.28)	(0.07)	(0.08)	(0.12)		–
Net increase/(decrease) in net asset value	(0.34)	1.00	1.43	(2.56)		0.21
Net asset value - end of period	$9.74	$10.08	$9.08	$7.65		$10.21

Total Return*	(0.56)%	11.85%	19.74%	(23.82)%		2.10	%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$8,406	$6,270	$3,366	$1,402		$483
Ratios to average net assets:
Total expenses before reimbursements	0.53%	0.60%	0.68%	1.15%		16.03	%(4)
Net expenses after reimbursements	0.52%	0.48%	0.48%	0.48%		0.48	%(4)
Net investment income after reimbursements	2.19%	2.18%	2.45%	3.25%		4.79	%(4)
Portfolio turnover rate	51%	32%	26%	67%		23	%(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

28	www.alpsfunds.com

Financial Highlights
Balanced ETF Asset Allocation Portfolio – Class II

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.17	$9.17	$7.73	$10.19	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.19 (1)	0.20 (1)	0.18 (1)	0.28 (1)	0.07
Net realized and unrealized gain/(loss) on investments	(0.29)	0.87	1.33	(2.73)	0.12
Total income/(loss) from investment operations	(0.10)	1.07	1.51	(2.45)	0.19

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	(0.10)	(0.07)	(0.06)	(0.01)	–
From net realized gain	(0.16)	–	(0.01)	(0.00) (2)	–
Total distributions	(0.26)	(0.07)	(0.07)	(0.01)	–
Net increase/(decrease) in net asset value	(0.36)	1.00	1.44	(2.46)	0.19
Net asset value - end of period	$9.81	$10.17	$9.17	$7.73	$10.19

Total Return*	(0.89)%	11.63%	19.52%	(24.05)%	1.90	%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$146,175	$116,197	$52,023	$17,771	$4,899
Ratios to average net assets:
Total expenses before reimbursements	0.78%	0.84%	0.92%	1.35%	11.45	%(4)
Net expenses after reimbursements	0.77%	0.73%	0.73%	0.73%	0.73	%(4)
Net investment income after reimbursements	1.89%	2.13%	2.20%	3.19%	7.62	%(4)
Portfolio turnover rate	51%	32%	26%	67%	23	%(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Annual Report | December 31, 2011	29

Financial Highlights
Growth ETF Asset Allocation Portfolio – Class I

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.75	$8.60	$6.93	$10.11	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.18 (1)	0.19 (1)	0.17 (1)	0.29 (1)	0.11
Net realized and unrealized gain/(loss) on investments	(0.53)	1.03	1.56	(3.46)	(0.00)	(2)
Total income/(loss) from investment operations	(0.35)	1.22	1.73	(3.17)	0.11

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	(0.12)	(0.07)	(0.06)	(0.01)	–
From net realized gain	(0.11)	–	(0.00) (2)	(0.00) (2)	–
Total distributions	(0.23)	(0.07)	(0.06)	(0.01)	–
Net increase/(decrease) in net asset value	(0.58)	1.15	1.67	(3.18)	0.11
Net asset value - end of period	$9.17	$9.75	$8.60	$6.93	$10.11

Total Return*	(3.50)%	14.19%	24.94%	(31.37)%	1.10	%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$26,531	$20,472	$10,993	$3,876	$109
Ratios to average net assets:
Total expenses before reimbursements	0.54%	0.60%	0.66%	1.05%	43.57	%(4)
Net expenses after reimbursements	0.51%	0.48%	0.48%	0.48%	0.48	%(4)
Net investment income after reimbursements	1.85%	2.15%	2.31%	3.76%	5.11	%(4)
Portfolio turnover rate	52%	40%	19%	27%	18	%(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

30	www.alpsfunds.com

Financial Highlights
Growth ETF Asset Allocation Portfolio – Class II

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.65	$8.53	$6.89	$10.09	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.14 (1)	0.19 (1)	0.15 (1)	0.25 (1)	0.10
Net realized and unrealized gain/(loss) on investments	(0.50)	0.99	1.55	(3.44)	(0.01)
Total income/(loss) from investment operations	(0.36)	1.18	1.70	(3.19)	0.09

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	(0.11)	(0.06)	(0.06)	(0.01)	–
From net realized gain	(0.11)	–	(0.00) (2)	(0.00) (2)	–
Total distributions	(0.22)	(0.06)	(0.06)	(0.01)	–
Net increase/(decrease) in net asset value	(0.58)	1.12	1.64	(3.20)	0.09
Net asset value - end of period	$9.07	$9.65	$8.53	$6.89	$10.09

Total Return*	(3.68)%	13.86%	24.65%	(31.61)%	0.90	%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$107,209	$103,552	$48,232	$18,023	$2,424
Ratios to average net assets:
Total expenses before reimbursements	0.79%	0.84%	0.91%	1.39%	15.48	%(4)
Net expenses after reimbursements	0.76%	0.73%	0.73%	0.73%	0.73	%(4)
Net investment income after reimbursements	1.47%	2.14%	2.03%	3.11%	6.76	%(4)
Portfolio turnover rate	52%	40%	19%	27%	18	%(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Annual Report | December 31, 2011	31

Financial Highlights Aggressive Growth ETF Asset Allocation Portfolio – Class I

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.31	$8.09	$6.36	$10.09	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.17 (1)	0.19 (1)	0.16 (1)	0.31 (1)	0.15
Net realized and unrealized gain/(loss) on investments	(0.62)	1.07	1.60	(4.00)	(0.06)
Total income/(loss) from investment operations	(0.45)	1.26	1.76	(3.69)	0.09

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	(0.11)	(0.04)	(0.03)	(0.04)	–
From net realized gain	–	–	(0.00) (2)	(0.00) (2)	–
Total distributions	(0.11)	(0.04)	(0.03)	(0.04)	–
Net increase/(decrease) in net asset value	(0.56)	1.22	1.73	(3.73)	0.09
Net asset value - end of period	$8.75	$9.31	$8.09	$6.36	$10.09

Total Return*	(4.85)%	15.58%	27.79%	(36.57)%	0.90	%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$8,937	$6,745	$3,462	$1,009	$84
Ratios to average net assets:
Total expenses before reimbursements	0.60%	0.82%	1.28%	3.00%	77.98	%(4)
Net expenses after reimbursements	0.51%	0.48%	0.48%	0.48%	0.48	%(4)
Net investment income after reimbursements	1.81%	2.27%	2.28%	4.21%	4.22	%(4)
Portfolio turnover rate	43%	77%	27%	55%	12	%(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method. (2) Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

32	www.alpsfunds.com

Financial Highlights Aggressive Growth ETF Asset Allocation Portfolio – Class II

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.26	$8.06	$6.38	$10.07	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.13 (1)	0.31 (1)	0.13 (1)	0.25 (1)	0.10
Net realized and unrealized gain/(loss) on investments	(0.60)	0.92	1.61	(3.94)	(0.03)
Total income/(loss) from investment operations	(0.47)	1.23	1.74	(3.69)	0.07

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	(0.09)	(0.03)	(0.06)	–	–
From net realized gain	–	–	(0.00) (2)	(0.00) (2)	–
Total distributions	(0.09)	(0.03)	(0.06)	(0.00) (2)	–
Net increase/(decrease) in net asset value	(0.56)	1.20	1.68	(3.69)	0.07
Net asset value - end of period	$8.70	$9.26	$8.06	$6.38	$10.07

Total Return*	(5.04)%	15.21%	27.29%	(36.64)%	0.70	%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$33,554	$32,250	$5,823	$2,597	$350
Ratios to average net assets:
Total expenses before reimbursements	0.84%	1.03%	1.55%	3.40%	44.78	%(4)
Net expenses after reimbursements	0.76%	0.73%	0.73%	0.73%	0.73	%(4)
Net investment income after reimbursements	1.45%	3.66%	1.89%	3.31%	8.20	%(4)
Portfolio turnover rate	43%	77%	27%	55%	12	%(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Annual Report | December 31, 2011	33

Notes to Financial Statements
December 31, 2011

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Financial Investors Variable Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The financial statements herein relate to the Trust’s five ETF asset allocation portfolios which include the following: Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (each, a “Portfolio,” and collectively, the “Portfolios”).

Each Portfolio offers Class I and Class II shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees, and distribution and/or service fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and service fees, if applicable.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The following summarizes the significant accounting policies for the Trust.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including exchange-traded funds and exchange-traded notes for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and asked price. Shares of a registered investment company, including money market funds, that are traded on an exchange are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities maturing within 60 days are valued at amortized cost, which approximates fair value.

The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

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Notes to Financial Statements
December 31, 2011

The following is a summary of the inputs used to value the Portfolio’s investments as of December 31, 2011:

Ibbotson Conservative ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$27,171,147	$–	$–	$27,171,147
Exchange Traded Notes	604,792	–	–	604,792
Short-Term Investments	2,317,654	–	–	2,317,654
Total	$30,093,593	$–	$–	$30,093,593

Ibbotson Income and Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$88,542,577	$–	$–	$88,542,577
Exchange Traded Notes	2,906,450	–	–	2,906,450
Short-Term Investments	5,670,773	–	–	5,670,773
Total	$97,119,800	$–	$–	$97,119,800

Ibbotson Balanced ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$146,729,041	$–	$–	$146,729,041
Exchange Traded Notes	4,610,834	–	–	4,610,834
Short-Term Investments	4,486,238	–	–	4,486,238
Total	$155,826,113	$–	$–	$155,826,113

Ibbotson Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$128,651,624	$–	$–	$128,651,624
Exchange Traded Notes	5,345,430	–	–	5,345,430
Short-Term Investments	1,568,550	–	–	1,568,550
Total	$135,565,604	$–	$–	$135,565,604

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$40,412,513	$–	$–	$40,412,513
Exchange Traded Notes	2,116,182	–	–	2,116,182
Short-Term Investments	419,941	–	–	419,941
Total	$42,948,636	$–	$–	$42,948,636

For the year ended December 31, 2011, there were no significant transfers between Level 1 and Level 2 securities. For the year ended December 31, 2011, the Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

Annual Report | December 31, 2011	35

Notes to Financial Statements
December 31, 2011

Management has concluded that the Portfolios have taken no uncertain tax positions that require recognition in the financial statements. The Portfolios file income tax returns in the U.S. federal jurisdiction and Colorado. For the years ended December 31, 2008, December 31, 2009, December 31, 2010, and December 31, 2011 the Portfolios’ returns are still open to examination by the appropriate taxing authorities.

The Treasury Department has issued Regulations under Internal Revenue Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares.

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated.

There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains.

Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Other: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

Recent Accounting Pronouncements: In May 2011, the Financial Accounting Standard Board (“FASB”) issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. GAAP and International Financial Reporting Standards (“IFRSs”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the impact this ASU may have on the Portfolios’ financial statements.

2. FEDERAL TAXES

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Undistributed Ordinary Income	$687,301	$2,648,562	$2,805,104	$2,052,059	$620,455
Accumulated Capital Gains/(Losses)	$532,714	$2,307,035	$7,108,599	$8,286,515	$1,871
Unrealized Appreciation/(Depreciation)	$301,239	$(761,201)	$(3,653,691)	$(5,589,746)	$(2,470,654)
Total	$1,521,254	$4,194,396	$6,260,012	$4,748,828	$(1,848,328)

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from composition of net assets reported under generally accepted accounting principles. Accordingly, for the year ended December 31, 2011, certain differences were reclassified. These differences were primarily due to the differing tax treatment of wash sales. The amounts reclassified did not affect net assets. The reclassifications were as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Overdistributed Ordinary Income/(Losses)	$(562)	$(1,265)	$(2,967)	$(4,086)	$(806)
Accumulated Capital Gain/(Losses)	562	(6,832)	(1,975,138)	(10,630)	6,257
Paid-In Capital	$0	$8,097	$1,978,105	$14,716	$(5,451)

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Notes to Financial Statements
December 31, 2011

The tax character of the distributions paid during the year ended December 31, 2011 were as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio		Ibbotson Income and Growth ETF Asset Allocation Portfolio		Ibbotson Balanced ETF Asset Allocation Portfolio		Ibbotson Growth ETF Asset Allocation Portfolio		Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
	2011	2010	2011	2010	2011	2010	2011	2010	2011	2010
Distributions Paid From:
Ordinary Income	$426,151	$260,572	$981,638	$396,911	$1,579,873	$781,785	$1,611,304	$749,300	$450,669	$114,952
Long-term capital gain	650,347	17,199	1,364,176	–	2,456,617	–	1,578,722	–	–	–
Total	$1,076,498	$277,771	$2,345,814	$369,911	$4,036,490	$781,785	$3,190,026	$794,300	$450,669	$114,952

Under the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Modernization Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Modernization Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

As of December 31, 2011, the Portfolios had capital loss carryforwards which will reduce the Portfolios’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Portfolios of any liability for federal tax. Pursuant to the Code, and subject to tax limitations, such capital loss carryforwards will expire as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Capital Losses Expiring 12/31/16	$–	$–	$720,736	$3,010,322	$–

The Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio used capital loss carryforwards of $2,021,781, $1,371,811, and $2,294,039, respectively, to offset taxable capital gains realized during the year ended December 31, 2011.

The Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio and Ibbotson Growth ETF Asset Allocation Portfolio elected to defer to the period ending December 31, 2012, capital losses recognized during the period 11/1/2011 – 12/31/2011 in the amounts of $13,819, $28,946 and $47,906, respectively.

As of December 31, 2011, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Gross appreciation (excess of value over tax cost)	$779,658	$2,263,427	$4,306,278	$3,465,659	$721,559
Gross depreciation (excess of tax cost over value)	(478,419)	(3,024,628)	(7,959,969)	(9,055,405)	(3,192,213)
Net unrealized appreciation/depreciation	301,239	(761,201)	(3,653,691)	(5,589,746)	(2,470,654)

Cost of Investments for income tax purposes	$29,792,354	$97,881,001	$159,479,804	$141,155,350	$45,419,290

Annual Report | December 31, 2011	37

Notes to Financial Statements
December 31, 2011

3. INVESTMENTS TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for the year ended December 31, 2011, were as follows for each Portfolio:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio
Purchases	$16,413,660	$46,842,002
Sales	9,093,468	37,281,234

	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio
Purchases	$86,758,046	$77,129,787
Sales	73,739,060	69,684,705

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Purchases	$24,318,384
Sales	18,003,014

4. INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

ALPS Advisors, Inc. (the “Advisor”) acts as the Portfolios’ investment advisor. The Advisor is a wholly-owned subsidiary of DST Systems, Inc., a publicly traded company. The Advisor is responsible for the overall management of each Portfolio’s business affairs. The Advisor invests the assets of each Portfolio, either directly or through the use of one or more subadvisors, according to each Portfolio’s investment objective, policies, and restrictions. The Advisor is responsible for selecting the sub-advisor to each Portfolio. The Advisor furnishes at its own expense all of the necessary office facilities, equipment, and personnel required for managing the assets of each Portfolio.

Pursuant to the Investment Advisory Agreement (the “Advisor Agreement”), each Portfolio pays the Advisor monthly an annual management fee of 0.45% based on such Portfolio’s average daily net assets.

Ibbotson Associates, Inc. (“Ibbotson” or the “Sub-Advisor”) serves as the Portfolios’ Sub-Advisor. The Sub-Advisor, founded in 1977, is a registered investment adviser located in Chicago, Illinois that manages client funds in discretionary accounts and is a wholly owned subsidiary of Morningstar, Inc.

The Sub-Advisor is engaged to manage the investments of each Portfolio in accordance with such Portfolio’s investment objective, policies and limitations and any investment guidelines established by the Advisor and the Board of Trustees of the Trust. The Sub-Advisor is responsible, subject to the supervision and control of the Advisor and the Board of Trustees, for the purchase, retention and sale of underlying funds and money market funds in the portion of each Portfolio’s investment portfolio under its management.

Pursuant to the sub-advisory agreement (the “Sub-Advisor Agreement”) the Advisor pays the Sub-Advisor monthly an annual sub-advisory management fee of 0.15% based on such Portfolio’s average daily net assets.

5. OTHER AGREEMENTS

Distribution Agreement:

ALPS Distributors, Inc. (the “Distributor”), an affiliate of the Advisor, serves as the principal underwriter and national distributor for the shares of each Portfolio pursuant to a Distribution Agreement with the Trust.

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act relating to Class I and Class II Portfolio shares, respectively (the “12b-1 Plans”).

The Class I shares have adopted a Defensive Distribution Plan that recognizes that the Advisor may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services. The Class II Distribution Plan permits the use of each Portfolio’s assets to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts. Under the 12b-1 Plans, the Distributor receives, as a percentage of average annual net assets, the amounts outlined in the following table.

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio
Class I	0.00%	0.00%
Class II	0.25%	0.25%

	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio
Class I	0.00%	0.00%
Class II	0.25%	0.25%

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Class I	0.00%
Class II	0.25%

Expense Limitation Agreement: Under the terms of the Expense Limitation Agreement between the Trust, the Advisor, and the Sub- Advisor (the “Expense Limitation Agreement”), the Advisor and Sub- Advisor agree to waive certain fees they are entitled to receive from the Portfolios (the Sub-Advisor’s fees being received from the Advisor). Specifically, the Advisor and Sub-Advisor agree to reimburse, equally 50% each, Portfolio expenses and/or waive a portion of the investment advisory, sub-advisory, and other fees that they are entitled to receive to the extent necessary for the Portfolios

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Notes to Financial Statements
December 31, 2011

to maintain a total annual expense ratio not exceeding 0.53% for Class I shares and 0.78% for Class II shares. Fees and expenses for acquired funds are not directly incurred by the Portfolios but are part of the acquisition and disposition costs of the underlying ETF’s held by the Portfolios, and are not included for purposes of the Expense Limitation Agreement. The Expense Limitation Agreement is effective through April 29, 2014. Under the terms of an expense limitation agreement in effect prior to May 1, 2011, the Portfolios maintained a total annual expense ratio not exceeding 0.48% for Class I shares and 0.73% for Class II shares.

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“ALPS”), an affiliate of the Advisor and the Distributor, serves as Administrator pursuant to a Fund Accounting and Administration Agreement with the Trust. As such, ALPS provides all necessary administration, bookkeeping and pricing services to each Portfolio, including portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. ALPS does not charge the Trust a fee in connection with providing services under the agreement.

Transfer Agency and Service Agreement: ALPS serves as Transfer Agent to each Portfolio pursuant to a Transfer Agency and Service Agreement with the Trust. Under the Transfer Agency and Service Agreement, ALPS provides all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to:

(1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of the shares of each Portfolio sold in each state. ALPS does not charge the Trust a fee in connection with providing services under the agreement.

6. FUND REORGANIZATIONS

Calvert Reorganization

On April 29, 2011 Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, and Ibbotson Growth ETF Asset Allocation Portfolio (“Acquiring Funds”) acquired all of the assets and assumed all the liabilities of Calvert VP Lifestyle Conservative Portfolio, Calvert VP Lifestyle Moderate Portfolio, and Calvert VP Lifestyle Aggressive Portfolio (“Acquired Funds”), respectively, pursuant to a Form of Agreement and Plan of Reorganization approved by the Trustees (the “Reorganization”). The Acquired Funds were each a series of Calvert Variable Products, Inc. The purpose of the Reorganization was to allow shareholders of each of the Acquired Funds to own a portfolio that has similar investment objectives and with a greater amount of combined assets, potentially resulting in lower expenses after the Reorganization. Each Reorganization was accomplished by a tax-free exchange as detailed in the following table.

Acquiring Fund	Shares issued by Acquiring Fund	Net Assets of Acquiring Fund	Acquired Fund	Acquired Fund Shares Exchanged	Net Assets of Acquired Fund Exchanged
Ibbotson Income and Growth ETF Asset Allocation Portfolio	829,112	$81,630,182	Calvert VP Lifestyle Conservative Portfolio	172,391	$9,228,076
Ibbotson Balanced ETF Asset Allocation Portfolio	2,291,100	$138,137,390	Calvert VP Lifestyle Moderate Portfolio	474,763	$24,754,163
Ibbotson Growth ETF Asset Allocation Portfolio	1,031,395	$137,557,545	Calvert VP Lifestyle Aggressive Portfolio	206,232	$10,715,840

The investment portfolio fair value and unrealized appreciation as of April 29, 2011 for each of the Acquired Funds were as follows:

Acquired Fund	Portfolio fair value	Unrealized appreciation of Acquired Fund
Calvert VP Lifestyle Conservative Portfolio	$9,241,771	$905,174
Calvert VP Lifestyle Moderate Portfolio	$24,776,417	$3,659,901
Calvert VP Lifestyle Aggressive Portfolio	$10,731,752	$1,877,755

Immediately following the reorganization the net assets of the combined Funds were as follows:

Combined Net Assets
Ibbotson Income and Growth ETF Asset Allocation Portfolio	$90,858,258
Ibbotson Balanced ETF Asset Allocation Portfolio	$162,891,553
Ibbotson Growth ETF Asset Allocation Portfolio	$148,273,385

The unused capital loss carryforwards of the Acquired Funds, subject to tax limitations, for potential utilization are listed in the table below.

Acquired Fund	Unused Capital loss carryforward
Calvert VP Lifestyle Conservative Portfolio	$0
Calvert VP Lifestyle Moderate Portfolio	$1,479,841
Calvert VP Lifestyle Aggressive Portfolio	$0

Annual Report | December 31, 2011	39

Notes to Financial Statements
December 31, 2011

Assuming the acquisition had been completed January 1, 2011, the beginning of the annual reporting period of the Acquiring Funds, the Acquiring Funds’ pro forma results of operations for the year ended December 31, 2011, are as follows:

	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio
Net Investment Income	$1,934,538	$3,059,069	$2,151,934
Net Realized and Unrealized Gain on Investments	(879,780)	(4,500,121)	(7,095,411)
Net Increase in Net Assets Resulting from Operations	$1,054,758	$(1,441,052)	$(4,943,477)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Acquiring Funds’ Statements of Operations since April 29, 2011.

Phoenix Reorganization

On November 19, 2010, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (“Acquiring Funds”) acquired all of the assets and assumed all the liabilities of Phoenix Dynamic Asset Allocation Series: Moderate, Phoenix Dynamic Asset Allocation Series: Moderate Growth, Phoenix Dynamic Asset Allocation Series: Growth, and Phoenix Dynamic Asset Allocation Series: Aggressive Growth (“Acquired Funds”), respectively, pursuant to a Form of Agreement and Plan of Reorganization approved by the Trustees (the “Reorganization”). The Acquired Funds were each a series of The Phoenix Edge Series Fund, now known as Virtus Variable Insurance Trust. The purpose of the Reorganization was to allow shareholders of each of the Acquired Funds to own a portfolio that has similar investment objectives and with a greater amount of combined assets, potentially resulting in lower expenses after the Reorganization. Each Reorganization was accomplished by a tax-free exchange as detailed in the following table.

Acquiring Fund	Shares issued by Acquiring Fund	Net Assets of Acquiring Fund	Acquired Fund	Acquired Fund Shares Exchanged	Net Assets of Acquired Fund Exchanged
Ibbotson Income and Growth			Phoenix Dynamic Asset Allocation
ETF Asset Allocation Portfolio	3,831,359	$34,026,209	Series: Moderate	4,074,609	$40,370,791
Ibbotson Balanced			Phoenix Dynamic Asset Allocation
ETF Asset Allocation Portfolio	3,570,965	$81,037,225	Series: Moderate Growth	3,574,181	$35,677,199
Ibbotson Growth			Phoenix Dynamic Asset Allocation
ETF Asset Allocation Portfolio	3,793,301	$82,045,604	Series: Growth	3,575,367	$35,570,607
Ibbotson Aggressive Growth			Phoenix Dynamic Asset Allocation
ETF Asset Allocation Portfolio	2,420,330	$14,715,418	Series: Aggressive Growth	2,214,279	$21,579,911

The investment portfolio fair value and unrealized appreciation as of November 19, 2010 for each of the Acquired Funds were as follows:

Acquired Fund	Portfolio fair value	Unrealized appreciation of Acquired Fund
Phoenix Dynamic Asset Allocation Series: Moderate	$40,326,042	$897,035
Phoenix Dynamic Asset Allocation Series: Moderate Growth	$35,714,982	$1,264,601
Phoenix Dynamic Asset Allocation Series: Growth	$35,161,663	$1,293,416
Phoenix Dynamic Asset Allocation Series: Aggressive Growth	$21,610,973	$1,095,104

Immediately following the reorganization the net assets of the combined Funds were as follows:

Combined Net Assets
Ibbotson Income and Growth ETF Asset Allocation Portfolio	$74,397,000
Ibbotson Balanced ETF Asset Allocation Portfolio	$116,714,424
Ibbotson Growth ETF Asset Allocation Portfolio	$117,616,211
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	$36,295,329

The unused capital loss carryforwards of the Acquired Funds, subject to tax limitations, for potential utilization are listed in the table below.

Acquired Fund	Unused Capital loss carryforward
Phoenix Dynamic Asset Allocation Series: Moderate	$–
Phoenix Dynamic Asset Allocation Series: Moderate Growth	$1,426,867
Phoenix Dynamic Asset Allocation Series: Growth	$4,547,983
Phoenix Dynamic Asset Allocation Series: Aggressive Growth	$3,487,970

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Notes to Financial Statements
December 31, 2011

Assuming the acquisition had been completed January 1, 2010, the beginning of the annual reporting period of the Acquiring Funds, the Acquiring Funds’ pro forma results of operations for the year ended December 31, 2010, were as follows:

	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Net Investment Income	$1,141,577	$1,758,620	$1,702,120	$487,517
Net Realized and Unrealized Gain on Investments	4,889,257	9,991,057	12,565,080	4,298,904
Net Increase in Net Assets Resulting from Operations	$6,030,834	$11,749,667	$14,267,200	$4,786,421

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Acquiring Funds’ Statements of Operations since November 19, 2010, as presented in the Portfolio’s Annual Report dated December 31, 2010.

7. RELATED PARTY TRANSACTIONS

The Portfolios engaged in cross trades between each other during the year ended December 31, 2011 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which ALPS Advisors, Inc. serves as the investment adviser. The Board of trustees previously adopted procedures that apply to transactions between the Portfolios pursuant to Rule 17a-7. At its regularly scheduled meetings, the Trustees review such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a-7 and the procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of each Portfolio.

Transactions related to cross trades during the year ended December 31, 2011, were as follows:

Transactions	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income & Growth ETF Asset Allocation Portfolio
Purchase cost paid to Portfolios	$1,201,625.08	$988,726.91
Sale Proceeds received from Portfolios	588,317.19	2,581,694.62
Gain Realized on Sales to Portfolios	28,274.81	102,334.07

Transactions	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio
Purchase cost paid to Portfolios	$1,237,058.72	$2,271,413.43
Sale Proceeds received from Portfolios	2,380,614.46	482,995.66
Gain Realized on Sales to Portfolios	112,532.88	25,122.94

Transactions	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Purchase cost paid to Portfolios	$534,869.20
Sale Proceeds received from Portfolios	200,111.41
Gain Realized on Sales to Portfolios	27,808.42

8. TRUSTEES AND OFFICERS

The overall responsibility for oversight of the Portfolios rests with the Board of Trustees of the Trust. As of December 31, 2011, there were five Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Portfolios collectively pay each Independent Trustee a retainer fee in the amount of $10,000 per year, a per meeting fee of $2,500, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

Annual Report | December 31, 2011	41

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Financial Investors Variable Insurance Trust:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Financial Investors Variable Insurance Trust (the “Trust”), comprising the Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio as of December 31, 2011, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from April 30, 2007 (inception) to December 31, 2007. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers, where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Financial Investors Variable Insurance Trust, as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from April 30, 2007 (inception) to December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado

February 24, 2012

42	www.alpsfunds.com

Additional Information
December 31, 2011 (Unaudited)

PROXY VOTING

Portfolio policies and procedures used in determining how to vote proxies relating to Portfolio securities and a summary of proxies voted by the Portfolios for the 12 months ended June 30, are available without charge, upon request, by contacting your insurance company or plan sponsor, by calling (866) 432-2926 or by accessing the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Portfolios’ Forms N-Q are available without a charge, upon request, by contacting your insurance company or plan sponsor, by calling (866) 432-2926 or by accessing the Commission’s website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplication fee charges, by calling 1- 202-942-8090. This information can be obtained by electronic request at the following e-mail address: publicinfo@sec.gov.

TAX INFORMATION

The Portfolio designates the following amounts for the fiscal year ended December 31, 2011:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio
Corporate Dividends Received Deduction	11.31%	20.84%

	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio
Corporate Dividends Received Deduction	32.65%	40.39%
	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Corporate Dividends Received Deduction	29.75%

Pursuant to Section 852(b) (3) of the Internal Revenue Code, Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio designated $650,347, $1,364,176, $2,456,617, and $1,578,722, respectively, as long-term capital gain dividends.

Annual Report | December 31, 2011	43

Approval of Investment Advisory and Sub-Advisory Agreements
December 31, 2011 (Unaudited)

On July 19, 2011, ALPS Holdings, Inc. (“ALPS”), which owns ALPS Advisors, Inc. (“AAI”), the Portfolios’ investment adviser, entered into a merger agreement providing for the acquisition of ALPS by DST Systems, Inc. (“DST”). The transaction contemplated by the merger agreement (the “Transaction”) was completed on October 31, 2011. As a result, ALPS became a wholly owned subsidiary of DST, a publicly traded company. Completion of the Transaction terminated the existing investment advisory agreement between the Trust and AAI as well as the existing sub-advisory agreement among the Trust, AAI and Ibbotson Associates, Inc. (each of these agreements, an “Existing Agreement” and collectively, the “Existing Agreements”).

In connection with the Transaction, the Board of Trustees of Financial Investors Variable Insurance Trust (the “Trust”) met on June 27, 2011 to consider, among other things, the approval of the Existing Agreements. The Board of Trustees reconvened on July 26, 2011, to consider, among other things, the approval of a new investment advisory agreement between the Trust and AAI, as well as a new sub-advisory agreement among the Trust, AAI and Ibbotson Associates, Inc. (each of these agreements, a “New Agreement” and collectively, the “New Agreements”).

Investment Advisory Fee Rate

At its June 27, 2011 meeting, the Board reviewed the fees to be paid by each Portfolio to AAI and the fees to be paid by AAI to Ibbotson Associates, Inc. (“Ibbotson”) under the Existing Agreements. In its review, the Board considered information about (i) the rates of compensation paid to AAI and Ibbotson, and overall expense ratios, for funds comparable in size, character and investment strategy to the Portfolios and (ii) the fees charged by AAI and Ibbotson to their other comparable client accounts, including institutional accounts, as applicable. The Board also considered the fact that each Portfolio’s fees were generally comparable to the fees charged to similar open-end funds. The Board also took note of the fact that Ibbotson would be paid by AAI, and not the Portfolios. Further, the Board also considered the differences in the level of services provided and the differences in responsibility of AAI to each Portfolio and to other accounts. In renewing the Existing Agreements, the Board concluded that the management fees payable by each Portfolio to AAI and the fees payable by AAI to Ibbotson were reasonable in relation to the nature and quality of the services expected to be provided, taking into account the fees charged by other advisers for managing comparable funds with similar strategies and the fees Ibbotson charges to other clients.

At its July 26, 2011 meeting, the Board reviewed the same factors previously considered in its renewal of the Existing Agreements. With respect to the New Agreements, the Board noted that the rates of fees to be paid under the New Agreements are the same fee rates the Portfolios currently pay under the Existing Agreements. In that regard, the Board noted that its conclusions with respect to the Existing Agreements would continue to be applicable for the New Agreements.

Nature, Extent and Quality of the Services Provided

At its June 27, 2011 meeting, the Board considered the nature, extent and quality of the services provided by AAI, including investment subadviser selection, evaluation and monitoring, and the portfolio management services provided by Ibbotson, in light of the investment objective of the respective Portfolio. The Board also considered each Portfolio Manager’s demonstrated consistency in investment approach. The Board reviewed the background and experience of (i) the current AAI personnel to be responsible for investment sub-adviser selection, evaluation and monitoring for each Portfolio and (ii) the Portfolio Manager personnel of Ibbotson responsible for managing the portfolio of the respective Portfolio. The Board also considered the compliance records of AAI and Ibbotson. Finally, the Board also considered its and the Trust’s previous association with the current personnel employed by AAI, the relationships those AAI personnel maintain with Ibbotson, and the ability of those personnel to evaluate the services provided by Ibbotson.

The Board concluded at that time that the nature, extent and quality of the services to be provided by AAI and Ibbotson to the Portfolios were appropriate and consistent with the terms of the respective Existing Agreements and that each Portfolio was likely to benefit from services provided under the Existing Agreements. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by Ibbotson had been consistent with or superior to quality norms in the industry, and that AAI and Ibbotson would have sufficient personnel, with the appropriate education and experience, to serve each Portfolio effectively. The Board also concluded that Ibbotson had demonstrated a continuing ability to attract and retain well-qualified personnel, and that the structure of AAI’s operations was sufficient to retain and properly motivate the Portfolios’ current senior advisory personnel. Finally, the Board concluded that the financial condition of AAI and Ibbotson was sound.

At its July 26, 2011 meeting, the Board considered, in addition to the factors considered at the June 27, 2011 meeting, the expectations of DST, ALPS and AAI regarding the continuity of senior management and operations and the low likelihood of material adverse effect on the ability to provide services to the Portfolios. The Board also took note of any retention or employment arrangements with respect to portfolio managers or officers covering periods subsequent to the Closing, as well as the reduced possibility of changes in personnel following the Closing. The Board considered that, following the Transaction, the same senior investment advisory personnel of AAI and Ibbotson were expected to continue to provide these services to each Portfolio. In that regard, the Board considered the long-term history of care and conscientiousness in the management of each Portfolio provided by such personnel, and whether such services would reasonably be expected to be continued to be provided following the Transaction.

44	www.alpsfunds.com

Approval of Investment Advisory and Sub-Advisory Agreements
December 31, 2011 (Unaudited)

Investment Performance

At its meeting on June 27, 2011, the Board reviewed the long-term and short-term investment performance of each Portfolio as of December 31, 2010 and as of March 31, 2011, and of other investment companies and other accounts. In that connection, the Board also considered the long-term and short-term investment performance of the existing senior investment advisory personnel of Ibbotson who will continue to manage the Portfolios.

At its July 26, 2011 meeting, the Board reviewed the performance information previously considered, and noted the absence of any significant changes in performance of each Portfolio since the June 27, 2011 meeting.

Projected Profitability and Costs of Services to

Investment Advisers

At its June 27, 2011 meeting, the Board reviewed reports of the financial position of each of AAI and Ibbotson at the time of the annual renewal of the Trust’s advisory contracts. The Board considered the projected profitability of ALPS’ overall relationship with the Portfolios, which included fees payable to AAI for advisory services as well as fees payable to other ALPS affiliates for non-advisory services, if any, and concluded that the projected costs of providing services to each Portfolio were not excessive. The Board also considered the potential “fall-out” benefits (including the receipt of research products and services from unaffiliated brokers) that AAI or Ibbotson might receive in connection with their association with the Portfolios, and acknowledged each adviser’s well-established stand-alone management relationships independent of each Portfolio and the regulatory risks each assumed in connection with the management of each Portfolio.

At its July 26, 2011 meeting, the Board was provided with updated information regarding the projected profitability of AAI and Ibbotson. The Board took note of the above factors previously considered during the renewal of the Existing Agreements, and in that regard noted that the rates of fees payable to the advisers under the New Agreements would be unchanged.

Economies of Scale

At its June 27, 2011 meeting, the Board reviewed certain financial information provided by AAI, and concluded that, to the extent any economies of scale could be realized as the assets of each Portfolio increase, such economies would likely be insignificant at the current time.

In reviewing the New Agreements at the July 26, 2011 meeting, the Board reviewed the information previously considered for the renewal of Existing Agreements, and took note of the fact that the Transaction presented the possibility of certain operational synergies arising from DST’s capabilities and services.

Approval of Existing and New Agreements

The Board, at its June 27, 2011 meeting, considered, among other things, the factors described above, and unanimously concluded that the terms of the Existing Agreements are reasonable, fair and in the best interests of each Portfolio and its shareholders. The Board renewed the Existing Agreements for the maximum period permissible under the 1940 Act as part of its annual review process.

At its July 26, 2011 meeting, the Board, in considering the New Agreements, reviewed the factors described above in renewing the Existing Agreements, and also considered additional factors and information in light of the Transaction. Based on its evaluation, the Board unanimously concluded that the terms of the New Agreements are reasonable, fair and in the best interests of each Portfolio and its shareholders.

In considering the Existing Agreements and the New Agreements, the Board did not identify any single factor as all-important or controlling.

Upon the completion of the Transaction on October 31, 2011, the New Agreements went into effect and replaced the Existing Agreements.

Annual Report | December 31, 2011	45

Trustees and Officers
December 31, 2011 (Unaudited)

The overall responsibility for oversight of the Portfolios rests with the Board of Trustees of the Trust. As of December 31, 2011, there were five Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Portfolios collectively pay each Independent Trustee a retainer fee in the amount of $10,000 per year, a per meeting fee of $2,500, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the state of Delaware and the Trust’s Declaration of Trust and Bylaws. Information pertaining to the Trustees and Officers of the Trust is set forth below.

The address of each, unless otherwise indicated, is 1290 Broadway, Suite 1100, Denver, Colorado 80203. Each Trustee serves for an indefinite term, until his or her resignation, death or removal. The following is a list of the trustees and executive officers of the Trust and their principal occupations over the last five years. Additional information about the Trust’s Trustees can be found in the Statement of Additional Information, which is available without charge, upon request, by contacting your insurance company or plan sponsor, by calling (866) 432-2926 or by accessing the Portfolios’ website at http://www.alpsfunds.com.

INDEPENDENT TRUSTEES

Name & Age	Position with the Portfolios	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Trusteeships Held By Trustee

Mary K. Anstine (71)	Trustee	Since November 30, 2006	Retired. Ms. Anstine is also a Trustee of ALPS ETF Trust, Financial Investors Trust, Reaves Utility Income Fund, and the Westcore Trust.	21	Ms. Anstine is a Trustee of ALPS ETF Trust (7 funds), Financial Investors Trust (17 funds), Reaves Utility Income Fund, and the Westcore Trust (12 funds).

David Swanson (55)	Trustee	Since November 30, 2006	Mr. Swanson is a Principal Owner of SwanDog Marketing since February 2006. Mr. Swanson was also Executive Vice-President of Calamos Investments from April 2004 to March 2006, Chief Operating Officer of Van Kampen Investments from October 2002 to April 2004, and Managing Director of Morgan Stanley from February 2000 to April 2004.	5	Mr. Swanson is a Trustee of the Managed Portfolio Series (5 funds).

Jeremy W. Deems (35)	Trustee	Since September 8, 2010	Mr. Deems is Partner, CFO and COO of Green Alpha Advisors, LLC. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, an investment management company, ReFlow Management Co., LLC, a liquidity resourcing company, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company (from 2004 to June 2007). Prior to this, Mr. Deems served as Controller of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC and Sutton Place Management, LLC.	21	Mr. Deems is a Trustee of ALPS ETF Trust (7 funds), Financial Investors Trust (17 funds), and Reaves Utility Income Fund.

*

The portfolio complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. (or any affiliate) or Ibbotson Associates, Inc. (or any affiliate) provide investment advisory services.

46	www.alpsfunds.com

Trustees and Officers
December 31, 2011 (Unaudited)

INTERESTED TRUSTEES

Name & Age	Position with the Portfolios	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Trusteeships Held By Trustee

Thomas A. Carter (46)**	Trustee Chairman, President	Since March 10, 2009	Mr. Carter joined ALPS Fund Services, Inc. (“ALPS”) in 1994 and is currently President and Director of ALPS Advisors, Inc. (“AAI”), ALPS Distributors, Inc. (“ADI”) and FTAM Funds Distributor, Inc. and Director of ALPS and ALPS Holdings, Inc. Because of his position with ALPS, ADI and AAI, Mr. Carter is deemed an affiliate of the Portfolios as defined under the 1940 Act.	12	Mr. Carter is a Trustee of ALPS ETF Trust (7 funds).

Scott Wentsel (49)**	Trustee	Since November 30, 2006	Mr. Wentsel is Senior Portfolio Manager for Ibbotson Associates since April 2005. Mr. Wentsel was also Executive Director of Van Kampen Investments from April 2000 to April 2005.	5	None

OFFICERS

Name & Age	Position with the Portfolios	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years

Jeremy O. May (41)	Treasurer	Since November 30, 2006

Mr. May is President of ALPS Fund Services, Inc. (“ALPS”). Mr. May joined ALPS in 1995. Mr. May is currently a Trustee of Reaves Utility Income Fund, and the Treasurer of Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Liberty All-Star Growth Fund, Liberty All-Star Equity Fund, and Financial Investors Trust. Mr. May is also on the Board of Directors of the University of Colorado Foundation.

Melanie H. Zimdars (35)	Chief Compliance Officer	Since December 8, 2009

Ms. Zimdars is a Deputy Chief Compliance Officer with ALPS since September 2009. Prior to joining ALPS, Ms. Zimdars served as Principal Financial Officer, Treasurer and Secretary for the Wasatch Funds from February 2007 to December 2008. From November 2006 to February 2007, she served as Assistant Treasurer for the Wasatch Funds and served as a Senior Compliance Officer for Wasatch Advisors, Inc. since 2005. Ms. Zimdars is currently the CCO for Liberty All-Star Growth Fund, Liberty All-Star Equity Fund, EGA Emerging Global Shares Trust, ALPS ETF Trust, and BPV Family of Funds.

*

The portfolio complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. (or any affiliate) or Ibbotson Associates, Inc. (or any affiliate) provide investment advisory services.

**

Mr. Carter is deemed an “Interested Trustee” by virtue of his current relationship with ALPS Fund Services, Inc., ALPS Advisors, Inc. and ALPS Distributors, Inc. Mr. Wentsel is deemed an “Interested Trustee” by virtue of his current relationship with Ibbotson Associates, Inc.

Annual Report | December 31, 2011	47

Trustees and Officers
December 31, 2011 (Unaudited)

Name & Age	Position with the Portfolios	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years
David T. Buhler (40)	Secretary	Since June 8, 2010

Mr. Buhler joined ALPS Fund Services, Inc. as Associate Counsel in June 2010. Prior to joining ALPS, Mr. Buhler served as Associate General Counsel and Assistant Secretary of Founders Asset Management LLC from 2006 to 2009.

Monette R. Nickels (40)	Tax Officer	Since December 8, 2009

Ms. Nickels is Senior Vice President and Director of Tax Administration of ALPS. Ms. Nickels joined ALPS in 2004 as Director of Tax Administration. Ms. Nickels is also Tax Officer of Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc., ALPS ETF Trust, Financial Investors Trust, Reaves Utility Income Fund, Clough Global Allocation Fund, Clough Global Opportunities Fund, and Clough Global Equity Fund.

Results of the Shareholder Meeting (Unaudited)

A Special Meeting of shareholders of the Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (each, a “Portfolio” and together, the “Portfolios”) was held on October 14, 2011 (the “Meeting”). At the Meeting, the following matters were voted on and approved by the shareholders. The results of the Special Meeting of shareholders are noted below.

Proposal 1 - To approve a new Investment Advisory Agreement for each Portfolio and ALPS Advisors, Inc.:

	Number of Votes				Percentage of Total Outstanding Shares			Percentage of Votes
Portfolio	Total Record Date Votes	Affirmative	Against	Abstain	Affirmative	Against	Abstain	Affirmative	Against	Abstain
Conservative ETF Asset Allocation Portfolio	2,155,823.841	1,856,422.981	69,266.056	230,134.804	85.503%	3.191%	10.599%	86.112%	3.213%	10.675%
Income & Growth ETF Asset Allocation Portfolio	8,455,187.761	7,193,423.125	423,770.895	837,993.741	84.900%	5.002%	9.890%	85.077%	5.012%	9.911%
Balanced ETF Asset Allocation Portfolio	15,149,186.457	13,941,696.903	549,873.815	657,615.739	91.161%	3.595%	4.300%	92.029%	3.630%	4.341%
Growth ETF Asset Allocation Portfolio	14,097,614.404	12,797,242.787	166,515.404	1,133,856.213	90.472%	1.178%	8.016%	90.776%	1.181%	8.043%
Aggressive Growth ETF Asset Allocation Portfolio	4,439,909.462	3,899,491.589	108,099.457	432,318.416	87.762%	2.433%	9.730%	87.828%	2.435%	9.737%

48	www.alpsfunds.com

Results of the Shareholder Meeting (Unaudited)
December 31, 2011 (Unaudited)

Proposal 2 - To approve a new Sub-Advisory Agreement for each Portfolio with ALPS Advisors, Inc. and Ibbotson Associates, Inc.:

	Number of Votes				Percentage of Total Outstanding Shares			Percentage of Votes
Portfolio	Total Record Date Votes	Affirmative	Against	Abstain	Affirmative	Against	Abstain	Affirmative	Against	Abstain
Conservative ETF Asset Allocation Portfolio	2,155,823.841	1,864,713.216	69,266.056	221,844.569	85.885%	3.191%	10.217%	86.497%	3.213%	10.290%
Income & Growth ETF Asset Allocation Portfolio	8,455,187.761	7,134,237.966	480,565.700	840,384.095	84.201%	5.672%	9.919%	84.377%	5.684%	9.939%
Balanced ETF Asset Allocation Portfolio	15,149,186.457	13,911,570.571	576,980.337	660,635.549	90.964%	3.772%	4.320%	91.830%	3.809%	4.361%
Growth ETF Asset Allocation Portfolio	14,097,614.404	12,699,693.588	173,237.405	1,224,683.411	89.783%	1.225%	8.658%	90.084%	1.229%	8.687%
Aggressive Growth ETF Asset Allocation Portfolio	4,439,909.462	3,918,410.751	103,330.866	418,167.845	88.188%	2.325%	9.412%	88.254%	2.328%	9.418%

Annual Report | December 31, 2011	49

This report has been prepared for Ibbotson ETF Allocation Series shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

FIV000713 8/31/2012

Item 2. Code of Ethics.

(a) The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b) Not applicable.

(c) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e) Not applicable.

(f) The Registrant’s code of ethics is attached as an Exhibit hereto.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee. The Board of Trustees has designated Jeremy Deems as the Registrant’s “Audit Committee Financial Expert.” Mr. Deems is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for fiscal years 2011 and 2010 were $84,400 and $82,000, respectively.

(b)	Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 in 2011 and $0 in 2010.

(c)

Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $14,825 in 2011 and $14,325 in 2010. The fiscal year 2011 and 2010 tax fees were for services for dividend calculation, excise tax preparation and tax return preparation.

(d)

All Other Fees: For the Registrant’s fiscal years ended December 31, 2011 and December 31, 2010, no fees were billed to Registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant’s principal accountant must be pre-approved by the Registrant’s audit committee.

(e)(2)	No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non audit fees billed in each of the last two fiscal years of the Registrant were $177,825 in 2011 and $209,325 in 2010. These fees consisted of non-audit fees billed to (i) the registrant of $14,825 in 2011 and $14,325 in 2010 as described in response to paragraph (c) above and (ii) to ALPS Fund Services, Inc. (“AFS”), an entity under common control with the Registrant’s adviser. The non-audit fees billed to AFS related to SAS 70 services and other compliance related matters.

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence. The Audit Committee determined that the provision of such non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that applies to the Registrant’s principal executive officer and principal financial officer is attached hereto as EX-12.A.1.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3) Not applicable to Registrant.

(b) A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter (Principal Executive Officer)
President

Date:	March 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter (Principal Executive Officer)
President

Date:	March 8, 2012

By:	/s/ Jeremy O. May
Jeremy O. May (Principal Financial Officer)
Treasurer

Date:	March 8, 2012